Consolidated Statements of Cash Flows (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (4,226)	$ (8,063)	$ (27,466)	$ (8,141)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	760	597	2,005	1,265
Depreciation and amortization	7	16	55	63
Accretion on marketable securities	515	323	2,514	307
Changes in operating assets and liabilities:
Prepaid and other current assets	(969)	(1,763)	(453)	56
Other assets	57	81	(150)	466
Accounts payable, accrued liabilities and other liabilities	(1,786)	834	1,250	(2,839)
Net cash used in operating activities	(5,642)	(7,975)	(22,245)	(8,823)
Cash flows from investing activities:
Purchase of marketable securities	(26,546)	(75,911)	(179,775)	(34,799)
Sale of marketable securities	20,456	10,821	124,939	27,542
Net cash used in investing activities	(6,090)	(65,090)	(54,896)	(7,277)
Cash flows from financing activities:
Proceeds from exercise of options	0	24	24	0
Tax withholding payments on net share settlement equity awards	(168)	(184)	(248)	(148)
Net proceeds from issuance of common stock	0	85,457	85,500	18,728
Net cash (used in) provided by financing activities	(168)	85,297	85,276	18,580
Net (decrease) increase in cash and cash equivalents	(11,900)	12,232	8,135	2,480
Cash and cash equivalents at beginning of period	24,647	16,512	16,512	14,032
Cash and cash equivalents at end of period	$ 12,747	$ 28,744	$ 24,647	$ 16,512